(Loss)/Profit for the Year (Details) - Schedule of Profit for the Year - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss)/Profit for the Year (Details) - Schedule of Profit for the Year [Line Items]
Cost of inventories recognized as expenses	$ 78,408,598	$ 53,168,205	$ 1,168,517
Taxes and surcharges	1,646	25,032	291
Cost of sales	78,410,244	53,193,237	1,168,808
Depreciation of property, plant and equipment	299,547	21,932
Amortization of land use rights and trademarks
Amortization of prepayments and premiums under operating leases
Provision (Reversal) of inventory obsolescence	39,778
Provision of bad debt allowance	53,991
Provision of impairment loss in property
Profit for the year	$ 393,316	$ 21,932